NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of estimated useful lives for each major depreciable
The estimated useful lives for each major depreciable classification of property and equipment are as follows:

Description	Years
Computer equipment	5
Office furniture and equipment	7
Leasehold improvements	Lease term or useful life, whichever is shorter
Machinery and equipment	10